Offsetting of financial liabilities (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	SFr 141,700		SFr 146,700
Offsetting	(131,100)		(137,100)
of which counterparty netting	(109,800)		(113,800)
of which cash collateral netting	(21,300)		(23,300)
Total net derivatives subject to enforceable master netting agreements	10,600		9,600
Total derivatives not subject to enforceable master netting agreements	4,600		5,200
Total net derivatives presented in the consolidated balance sheets	15,200		14,800
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, gross	38,900		49,400
Securities sold under repurchase agreements, offsetting	(24,700)		(31,500)
Securities sold under repurchase agreements, net	14,200		17,900
Securities lending transactions, gross	6,200		7,100
Securities lending transactions, offsetting	(2,300)		(2,300)
Securities lending transactions, net	3,900		4,800
Obligation to return securities received as collateral, at fair value, gross	43,600		37,000
Obligation to return securities received as collateral, at fair value, offsetting	0		0
Obligation to return securities received as collateral, at fair value, net	43,600		37,000
Total subject to enforceable master netting agreements, gross	88,700		93,500
Total subject to enforceable master netting agreements, offsetting	(27,000)		(33,800)
Total subject to enforceable master netting agreements, net	61,700		59,700
Total not subject to enforceable master netting agreements	3,700		4,900
Total, gross	92,400		98,400
Total, net	65,400		64,600
of which reported at fair value	9,457	SFr 15,740	15,262
Amounts not offset in the consolidated balance sheets
Derivatives, net	10,600		9,600
Derivatives, financial instruments	1,700		2,100
Derivatives, cash collateral received/pledged	0		0
Derivatives, net exposure	8,900		7,500
Securities sold under repurchase agreements, net	14,200		17,900
Securities sold under repurchase agreements, financial instruments	14,200		17,900
Securities sold under repurchase agreements, cash collateral received/pledged	0		0
Securities sold under repurchase agreements, net exposure	0		0
Securities lending transactions, net	3,900		4,800
Securities lending transactions, financial instruments	3,400		4,400
Securities lending transactions, cash collateral received/pledged	0		0
Securities lending transactions, net exposure	500		400
Obligation to return securities received as collateral, at fair value, net	43,600		37,000
Obligation to return securities received as collateral, financial instruments	39,200		32,700
Obligation to return securities received as collateral, cash collateral received/pledged	0		0
Obligation to return securities received as collateral, at fair value, net exposure	4,400		4,300
Total financial liabilities subject to enforceable master netting agreements, net	72,300		69,300
Total financial liabilities subject to enforceable master netting agreements, financial instruments	58,500		57,100
Total financial liabilities subject to enforceable master netting agreements, cash collateral received/pledged	0		0
Total financial liabilities subject to enforceable master netting agreements, net exposure	13,800		12,200
Trading Liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	15,200		14,700
Other liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	0		100
Securities sold under repurchase agreements and securities
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total subject to enforceable master netting agreements, offsetting	(27,000)		(33,800)
Total, gross	46,900		60,300
Total, net	19,900		26,500
Obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total subject to enforceable master netting agreements, offsetting	0		0
Total, gross	45,500		38,100
Total, net	45,500		38,100
OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	7,000		5,800
Offsetting	(6,800)		(5,400)
Total net derivatives subject to enforceable master netting agreements	200		400
Amounts not offset in the consolidated balance sheets
Derivatives, net	200		400
OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	122,400		130,900
Offsetting	(113,500)		(122,100)
Total net derivatives subject to enforceable master netting agreements	8,900		8,800
Amounts not offset in the consolidated balance sheets
Derivatives, net	8,900		8,800
Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	12,300		10,000
Offsetting	(10,800)		(9,600)
Total net derivatives subject to enforceable master netting agreements	1,500		400
Amounts not offset in the consolidated balance sheets
Derivatives, net	1,500		400
Interest rate derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	70,700		81,000
Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	3,400		1,800
Interest rate derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	66,900		79,000
Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	400		200
Foreign exchange derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	40,200		34,800
Foreign exchange derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	400		200
Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	39,700		34,600
Foreign exchange derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	100		0
Equity/index-related derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	22,400		21,500
Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	10,600		11,700
Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	11,800		9,800
Credit derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	7,800		8,500
Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	3,200		3,800
Credit derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	4,600		4,700
Other products
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	600		900
Other products | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	600		900
Bank
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	141,800		147,000
Offsetting	(131,200)		(137,400)
of which counterparty netting	(109,800)		(113,800)
of which cash collateral netting	(21,400)		(23,600)
Total net derivatives subject to enforceable master netting agreements	10,600		9,600
Total derivatives not subject to enforceable master netting agreements	4,600		5,200
Total net derivatives presented in the consolidated balance sheets	15,200		14,800
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, gross	38,900		49,400
Securities sold under repurchase agreements, offsetting	(24,700)		(31,500)
Securities sold under repurchase agreements, net	14,200		17,900
Securities lending transactions, gross	6,200		7,100
Securities lending transactions, offsetting	(2,300)		(2,300)
Securities lending transactions, net	3,900		4,800
Obligation to return securities received as collateral, at fair value, gross	43,600		37,000
Obligation to return securities received as collateral, at fair value, offsetting	0		0
Obligation to return securities received as collateral, at fair value, net	43,600		37,000
Total subject to enforceable master netting agreements, gross	88,700		93,500
Total subject to enforceable master netting agreements, offsetting	(27,000)		(33,800)
Total subject to enforceable master netting agreements, net	61,700		59,700
Total not subject to enforceable master netting agreements	3,700		4,900
Total, gross	92,400		98,400
Total, net	65,400		64,600
of which reported at fair value	9,457		15,262
Amounts not offset in the consolidated balance sheets
Derivatives, net	10,600		9,600
Derivatives, financial instruments	1,700		2,100
Derivatives, cash collateral received/pledged	0		0
Derivatives, net exposure	8,900		7,500
Securities sold under repurchase agreements, net	14,200		17,900
Securities sold under repurchase agreements, financial instruments	14,200		17,900
Securities sold under repurchase agreements, cash collateral received/pledged	0		0
Securities sold under repurchase agreements, net exposure	0		0
Securities lending transactions, net	3,900		4,800
Securities lending transactions, financial instruments	3,400		4,400
Securities lending transactions, cash collateral received/pledged	0		0
Securities lending transactions, net exposure	500		400
Obligation to return securities received as collateral, at fair value, net	43,600		37,000
Obligation to return securities received as collateral, financial instruments	39,200		32,700
Obligation to return securities received as collateral, cash collateral received/pledged	0		0
Obligation to return securities received as collateral, at fair value, net exposure	4,400		4,300
Total financial liabilities subject to enforceable master netting agreements, net	72,300		69,300
Total financial liabilities subject to enforceable master netting agreements, financial instruments	58,500		57,100
Total financial liabilities subject to enforceable master netting agreements, cash collateral received/pledged	0		0
Total financial liabilities subject to enforceable master netting agreements, net exposure	13,800		12,200
Bank | Trading Liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	15,200		14,700
Bank | Other liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	0		100
Bank | Securities sold under repurchase agreements and securities
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total subject to enforceable master netting agreements, offsetting	(27,000)		(33,800)
Total, gross	46,900		60,300
Total, net	19,900		26,500
Bank | Obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total subject to enforceable master netting agreements, offsetting	0		0
Total, gross	45,500		38,100
Total, net	45,500		38,100
Bank | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	7,000		5,800
Offsetting	(6,800)		(5,400)
Total net derivatives subject to enforceable master netting agreements	200		400
Amounts not offset in the consolidated balance sheets
Derivatives, net	200		400
Bank | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	122,500		131,200
Offsetting	(113,600)		(122,400)
Total net derivatives subject to enforceable master netting agreements	8,900		8,800
Amounts not offset in the consolidated balance sheets
Derivatives, net	8,900		8,800
Bank | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	12,300		10,000
Offsetting	(10,800)		(9,600)
Total net derivatives subject to enforceable master netting agreements	1,500		400
Amounts not offset in the consolidated balance sheets
Derivatives, net	1,500		400
Bank | Interest rate derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	70,700		81,000
Bank | Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	3,400		1,800
Bank | Interest rate derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	66,900		79,000
Bank | Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	400		200
Bank | Foreign exchange derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	40,200		34,800
Bank | Foreign exchange derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	400		200
Bank | Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	39,700		34,600
Bank | Foreign exchange derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	100		0
Bank | Equity/index-related derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	22,500		21,800
Bank | Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	10,700		12,000
Bank | Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	11,800		9,800
Bank | Credit derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	7,800		8,500
Bank | Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	3,200		3,800
Bank | Credit derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	4,600		4,700
Bank | Other products
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	600		900
Bank | Other products | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	SFr 600		SFr 900